Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of operating leases within the consolidated balance sheets
December 31,
2022

Operating lease right-of-use assets, net	$344

Lease liabilities - current	$315
Lease liabilities – non-current	-
Total operating lease liabilities	$315

Schedule of components of lease expenses
Year ended December 31,
2022
Lease cost
Amortization of right-of-use assets	$619
Interest of operating lease liabilities	29
Total Lease cost	$648

Schedule of other information related to leases
December 31,
2022

Weighted-average remaining lease term	0.61
Weighted-average discount rate	4.30%

Schedule of future minimum payments
For the year ended December 31,	Operating Leases
2023	$348
Total lease payments	348
Less: imputed interest	(33)
Total	$315